                                   SUPPLEMENT
                              DATED August 15, 2008
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2008
         FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY THE "PROSPECTUSES")

     REORGANIZATION OF THE HARTFORD RETIREMENT INCOME FUND WITH AND INTO THE
                     HARTFORD CONSERVATIVE ALLOCATION FUND

On August 6, 2008, the Board of Directors of The Hartford Mutual Funds, Inc. ("Company") approved a Form of Agreement and Plan of Reorganization ("Reorganization Agreement") that provides for the reorganization of a series of the Company, The Hartford Retirement Income Fund, into another series of the Company, The Hartford Conservative Allocation Fund ("Reorganization"). The Reorganization does not require shareholder approval.

Effective as of the close of business on September 30, 2008, in anticipation of the Reorganization, shares of Classes A, B, C, Y, R3, R4, and R5 of The Hartford Retirement Income Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds. In addition, effective as of the close of business on August 15, 2008, Class Y of the Hartford Retirement Income Fund will be closed to all new accounts.

The Board, including all of the Directors who are not "interested persons" of the Company (as that term is defined in the Investment Company Act of 1940, as amended) ("Independent Directors"), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of The Hartford Retirement Income Fund and The Hartford Conservative Allocation Fund (each a "Fund") and (2) would not result in a dilution of the interests of shareholders of either Fund. The Board further determined that the Reorganization will provide shareholders of The Retirement Income Fund with (a) a comparable investment and (b) the enhanced potential to realize economies of scale.

The Reorganization is expected to occur on or about February 28, 2009 or on such later date as the officers of the Company determine ("Closing Date"). As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each holder of Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Retirement Income Fund will become the owner of the number of corresponding full and fractional shares of The Hartford Conservative Allocation Fund having an equal aggregate value.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. The Funds' investment adviser, HIFSCO, has agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization. In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization.

Shareholders of The Hartford Retirement Income Fund who determine that they do not wish to become shareholders of The Hartford Conservative Allocation Fund may
(1) redeem their shares of The Hartford Retirement Income Fund before the Closing Date or (2) exchange their shares of The Hartford Retirement Income Fund before the Closing Date for shares of another Hartford Mutual Fund by contacting the Company or broker, financial intermediary, or other financial institution. Please note that redemption or an exchange of shares of The Hartford Retirement Income Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with that transaction.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between The Hartford Retirement Income Fund's investment policies, strategies and risks and those of The Hartford Conservative Allocation Fund, please refer to the Funds' prospectuses and Statement of Additional Information, which are available free upon request by calling 1-800-843-7824.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds' fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a mutual fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HIFSCO is as the investment adviser of each Fund. The Hartford Retirement Income Fund and The Hartford Conservative Allocation Fund are each sub-advised by Hartford Investment Management Company ("Hartford Investment Management"), an affiliate of HIFSCO. Each Fund is managed by the same portfolio managers and shares substantially the same investment objective and principal investment strategies. In particular, each Fund seeks to achieve its goal by investing primarily in fixed income funds and generally a smaller allocation in equity funds. Each Fund does this by investing in a combination of other Hartford Mutual Funds -- the Underlying Funds -- as well as certain exchange-traded funds through the implementation of a strategic asset allocation strategy. Hartford Investment Management regularly reviews and adjusts the allocations for each Fund to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving each Fund's investment goal. The Funds also have a common transfer agent (Hartford Administrative Services Company) and a common principal underwriter (HIFSCO).

NET ANNUAL FUND OPERATING EXPENSES*

The net annual fund operating expense ratios of each class of each Fund are compared below:


                  THE HARTFORD RETIREMENT        THE HARTFORD CONSERVATIVE
                  INCOME FUND**                  ALLOCATION FUND***
--------------------------------------------------------------------------------
Class A           1.20%                          1.31%
Class B           1.95%                          2.10%
Class C           1.95%                          2.06%
Class R3          1.60%                          1.78%
Class R4          1.30%                          1.46%
Class R5          1.00%                          1.18%
--------------------------------------------------------------------------------

* The Funds' semi-annual report contains information regarding the operating expenses for each class for the semi-annual period ending 4/30/08 and is available on the Funds' web site at:
www.hartfordinvestor.com/common/prospectus/mutual_funds/MF_SemiAnnual_
Report_063008.pdf.

** HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Retirement Income Fund to 1.20%, 1.95%, 1.95%, 1.60%, 1.30% and 1.00%, respectively. But for HIFSCO's contractual agreement to reimburse expenses, total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Retirement Income Fund would be 5.02%, 5.87%, 5.86%, 5.46%, 5.18% and 4.86%, respectively.

*** HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Conservative Allocation Fund to 1.35%, 2.10%, 2.10%, 1.78%, 1.48% and 1.18%, respectively.
But for HIFSCO's contractual agreement to reimburse expenses, total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Conservative Allocation Fund would be 1.31%, 2.13%, 2.06%, 1.88%, 1.46% and 1.18%, respectively.

INVESTMENT STRATEGIES

As shown in the table below, the Funds have similar investment objectives and principal investment strategies, with The Hartford Conservative Allocation Fund investing a higher portion of its assets in equity funds as it seeks to add long-term capital appreciation to the current income investment objective instead of capital appreciation.

--------------------------------------------------------------------------------------------------------------------------
                               THE HARTFORD RETIREMENT INCOME FUND            THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE       Seeks current income and secondarily, capital     Seeks current income and long-term
                           preservation.                                     capital appreciation.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT       The fund seeks its goal through investment        The fund seeks its goal through investment
STRATEGIES                 in a combination of funds, primarily made         in a combination of funds, primarily made
                           up of fixed income funds, and generally           up of fixed income funds, and generally
                           with a smaller allocation to equity funds,        with a smaller allocation to equity funds.
                           designed for investors in their retirement        The equity fund allocation is intended to
                           years. The fund does this by investing in         add diversification and enhance returns.
                           a diversified combination of other                It does this by investing in a combination
                           Hartford Mutual Funds -- the Underlying           of other Hartford Mutual Funds -- the
                           Funds -- as well as certain                       Underlying Funds -- as well as certain
                           exchange-traded funds ("ETFs") through the        exchange-traded funds ("ETFs") through the
                           implementation of a strategic asset               implementation of a strategic asset
                           allocation strategy.                              allocation strategy.

                           In seeking the fund's investment                  In seeking the fund's investment
                           objective, Hartford Investment                    objective, Hartford Investment
                           Management's investment strategies                Management's investment strategies
                           include:                                          include:

                           o Allocating the fund's assets among Class        o Allocating the fund's assets among Class
                           Y shares of Underlying Funds based on the         Y shares of Underlying Funds based on the
                           fund's investment objective and on                fund's investment objective and on
                           internally generated research.                    internally generated research.

                           o Under normal market conditions,                 o Under normal market conditions,
                           adjusting the fund's investments in the           adjusting the fund's investments in the
                           Underlying Funds generally to achieve             Underlying Funds generally to achieve
                           approximately 70% of assets in fixed              approximately 60% of assets in fixed
                           income funds and approximately 30% of             income funds and approximately 40% of
                           assets in equity funds, although these            assets in equity funds, although these
                           percentages may vary from time to time.           percentages may vary from time to time.
                           The fixed income component will be                The fixed income component will be
                           comprised of fixed income funds investing         comprised of fixed income funds investing
                           in several asset classes of varying credit        in several asset classes of varying credit
                           quality, while the equity component will          quality, while the equity component will
                           be comprised of domestic and international        be comprised of domestic and international
                           equity funds.                                     equity funds.

                           o Regularly reviewing and adjusting the           o Regularly reviewing and adjusting the
                           allocations to favor investments in those         allocations to favor investments in those
                           Underlying Funds that Hartford Investment         Underlying Funds that Hartford Investment
                           Management believes will provide the most         Management believes will provide the most
                           favorable outlook for achieving the fund's        favorable outlook for achieving the fund's
                           investment goal.                                  investment goal.

                           Hartford Investment Management may also           Hartford Investment Management may also
                           use various techniques, such as buying and        use various techniques, such as buying and
                           selling ETFs, to increase or decrease the         selling ETFs, to increase or decrease the
                           fund's exposure to changing security              fund's exposure to changing security
                           prices or other factors that affect               prices or other factors that affect
                           security values.                                  security values.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                               THE HARTFORD RETIREMENT INCOME FUND            THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------------
                           The Underlying Funds in which the fund            The Underlying Funds in which the fund
                           invests use a broad array of investment           invests use a broad array of investment
                           strategies and securities. The Underlying         strategies and securities. The Underlying
                           Funds may invest in many types of                 Funds may invest in many types of
                           instruments, among them common stocks of          instruments, among them common stocks of
                           companies of many sizes, money market             companies of many sizes, corporate bonds
                           instruments, fixed income instruments of          of varying credit quality, money market
                           all quality types and maturities, and             instruments and others. The Underlying
                           other instruments. The fund will invest in        Funds may invest in securities of domestic
                           Underlying Funds that have a growth, value        and/or foreign companies. The Underlying
                           or blend investment orientation. The              Funds may invest in debt securities,
                           Underlying Funds may invest in securities         primarily of U.S. issuers. The debt
                           of domestic and/or foreign companies.             securities may include government,
                                                                             corporate and asset-backed securities with
                                                                             a variety of maturities and qualities that
                                                                             range from investment grade to below
                                                                             investment grade, and unrated securities
                                                                             determined to be of comparable quality by
                                                                             Hartford Investment Management. The fund
                                                                             will invest in Underlying Funds that have
                                                                             a growth, value or blend investment
                                                                             orientation. The Underlying Funds may
                                                                             invest primarily in securities of domestic
                                                                             companies.

                           The fund intends to be fully invested at          The fund intends to be fully invested at
                           all times. However, the fund, like other          all times. However, the fund, like other
                           mutual funds, may maintain liquidity              mutual funds, may maintain liquidity
                           reserves for cash awaiting investment or          reserves for cash awaiting investment or
                           held to meet redemptions.                         held to meet redemptions.
--------------------------------------------------------------------------------------------------------------------------


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.